Significant Accounting Policies - Summary of Credit Risk Exposure (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Financial assets at carrying value, class [member]
Disclosure of financial assets [line items]
Financial assets rated BB or below	€ 35,572	€ 35,982
Financial assets at carrying value, class [member] | Shares - Carried at fair value [member]
Disclosure of financial assets [line items]
Financial assets rated BB or below	21	34
Financial assets at carrying value, class [member] | Debt securities - carried at fair value [member]
Disclosure of financial assets [line items]
Financial assets rated BB or below	3,524	4,073
Financial assets at carrying value, class [member] | Mortgage loans - carried at amortized cost [member]
Disclosure of financial assets [line items]
Financial assets rated BB or below	31,200	30,674
Financial assets at carrying value, class [member] | Private loans - held at amortized cost [member]
Disclosure of financial assets [line items]
Financial assets rated BB or below	788	1,114
Financial assets at carrying value, class [member] | Deposits with financial institutions [member]
Disclosure of financial assets [line items]
Financial assets rated BB or below	38	85
Financial assets at carrying value, class [member] | Other financial assets - carried at fair value [member]
Disclosure of financial assets [line items]
Financial assets rated BB or below	1	1
Financial assets at fair value, class [member]
Disclosure of financial assets [line items]
Financial assets rated BB or below	38,654	39,232
Financial assets at fair value, class [member] | Shares - Carried at fair value [member]
Disclosure of financial assets [line items]
Financial assets rated BB or below	21	34
Financial assets at fair value, class [member] | Debt securities - carried at fair value [member]
Disclosure of financial assets [line items]
Financial assets rated BB or below	3,524	4,073
Financial assets at fair value, class [member] | Mortgage loans - carried at amortized cost [member]
Disclosure of financial assets [line items]
Financial assets rated BB or below	34,254	33,828
Financial assets at fair value, class [member] | Private loans - held at amortized cost [member]
Disclosure of financial assets [line items]
Financial assets rated BB or below	816	1,210
Financial assets at fair value, class [member] | Deposits with financial institutions [member]
Disclosure of financial assets [line items]
Financial assets rated BB or below	38	86
Financial assets at fair value, class [member] | Other financial assets - carried at fair value [member]
Disclosure of financial assets [line items]
Financial assets rated BB or below	€ 1	€ 1